Net Loss Per Share Attributable to Common Stockholders - Schedule of Earnings Per Share, Basic and Diluted (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ / shares in Units, $ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to Hippo Enterprises Inc. — basic and diluted (in millions)	$ (84.5)	$ (24.8)	$ (279.8)	$ (48.7)	$ (141.5)	$ (83.1)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	14,134,399	12,360,596	13,968,160	12,236,471	12,495,509	10,652,088
Net loss per share attributable to Hippo Enterprises Inc. — basic and diluted	$ (5.98)	$ (2.01)	$ (20.03)	$ (3.98)	$ (11.32)	$ (7.80)